SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 372,344	$ 721,687
Depreciation	(71,364)	(356,841)
Foreign exchange translation		7,498
Balance at June 30, 2025	300,980	372,344
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	372,344	515,071
Depreciation	(71,364)	(142,727)
Foreign exchange translation
Balance at June 30, 2025	300,980	372,344
Land [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024		206,616
Depreciation		(214,114)
Foreign exchange translation		7,498
Balance at June 30, 2025